SHARE CAPITAL- Principal assumptions used in the valuation (Details)	Jun. 14, 2021 CNY (¥) $ / shares	Feb. 17, 2021 USD ($) $ / shares	Feb. 12, 2021
Disclosure Of SHARE CAPITAL [Line Items]
Grant date	Jun. 14, 2021	February 17, 2021
Share price at date of grant	3.15	4.45
Volatility	115.00%	107.00%
Warrant life	5 years	5 years	5 years
Dividend yield	0.00%	0.00%
Risk-free interest rate	0.80%	0.57%
Fair value at grant date	¥ 2.50	$ 3.54
Minimum
Disclosure Of SHARE CAPITAL [Line Items]
Exercise price at date of grant	¥ 3.42	$ 3.57
Maximum
Disclosure Of SHARE CAPITAL [Line Items]
Exercise price at date of grant	¥ 4.35	$ 4.46